Interbank Borrowings - Schedule of Interbank Borrowings from Financial Institutions by Maturity (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total	$ 2,327,723	$ 2,196,130
1 year [member]
Disclosure of detailed information about borrowings [line items]
Total	1,829,814	1,475,588
Due within 1 and 2 Year [member]
Disclosure of detailed information about borrowings [line items]
Total	319,870	422,911
2 year [member]
Disclosure of detailed information about borrowings [line items]
Total	17,595	106,260
3 year [member]
Disclosure of detailed information about borrowings [line items]
Total	77,993	15,154
4 year [member]
Disclosure of detailed information about borrowings [line items]
Total	11,644	73,536
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 70,807	$ 102,681